Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	$ 18,779	$ 10,281	$ 4,886
U.S. [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	4,110	3,618	1,837
Europe [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	2,618	2,259	1,036
APAC [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	1,320	553	427
U.K.Virgin Island [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	7,009
MEA [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	846
Other [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues	$ 2,876	1,664	613
Hongkong [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues		1,365
Israel [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of company’s revenues by geographic regions [Line Items]
Revenues		$ 822	$ 973